UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     379455


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ask Jeeves Inc              COMMON              045174109    12466   412772     X    SOLE                   412772
Blockbuster Inc - CL B      COMMON              093679207     3571   416243     X    SOLE                   416243
Cuno Inc                    COMMON              126583103    13566   189899     X    SOLE                   189899
Dex Media Inc               COMMON              25212E100     2028    83084     X    SOLE                    83084
Elan Corp                   COMMON              284131208     1104   161842     X    SOLE                   161842
Gillette                    COMMON              375766102    26884   530991     X    SOLE                   530991
Guidant Corp                COMMON              401698105     9194   136607     X    SOLE                   136607
Gartner Inc Class B         COMMON              366651206      608    57408     X    SOLE                    57408
Liberty Media- A            COMMON              530718105     2093   205357     X    SOLE                   205357
May Department Stores       COMMON              577778103    12890   320973     X    SOLE                   320973
Mci Inc                     COMMON              552691107    13568   527713     X    SOLE                   527713
McLeod USA                  COMMON              582266706        1    26894     X    SOLE                    26894
Vicuron Pharmaceuticals     COMMON              926471103     3694   132386     X    SOLE                   132386
Neiman Marcus cl A          COMMON              640204202     3754    38733     X    SOLE                    38733
Neiman Marcus cl B          COMMON              640204301     8943    92486     X    SOLE                    92486
Enpro Industries Inc        COMMON              29355X107     1486    51476     X    SOLE                    51476
Nextel Communications       COMMON              65332V103    48176  1491066     X    SOLE                  1491066
Premcor Inc                 COMMON              74045Q104    42036   566680     X    SOLE                   566680
Petrokazakhstan             COMMON              71649P102     1812    49528     X    SOLE                    49528
Price Communications Corp   COMMON              741437305     2054   118757     X    SOLE                   118757
Sungard Data Systems        COMMON              867363103    56844  1616270     X    SOLE                  1616270
Storage Technology Corp     COMMON              862111200    28784   793158     X    SOLE                   793158
Tim Hellas Telecom ADR      COMMON              88706Q104     2579   135929     X    SOLE                   135929
Telesystem Intl Wireless    COMMON              879946606     1761   112766     X    SOLE                   112766
Toys R Us                   COMMON              892335100    18904   713892     X    SOLE                   713892
Unocal Corp                 COMMON              915289102     7681   118078     X    SOLE                   118078
Viacom Inc. Cl. B           COMMON              925524308     6578   205424     X    SOLE                   205424
Veritas Software            COMMON              923436109    43803  1795216     X    SOLE                  1795216
Western Wireless Corp       COMMON              95988E204     1203    28442     X    SOLE                    28442
Mci Jan '07 25 LEAP call    OPTION              552691107      143      817     X    SOLE                      817
Sungard Data July 30 call   OPTION              867363103      207      390     X    SOLE                      390
Unocal July 65 call         OPTION              915289102       38      396     X    SOLE                      396
Unocal August 65 call       OPTION              915289102       45      265     X    SOLE                      265
Guidant August 60 Put       OPTION              401698105      239     1909     X    SOLE                     1909
Guidant October 60 Put      OPTION              401698105       56      247     X    SOLE                      247
JNJ Oct 55 Put              OPTION              478160104       29     1169     X    SOLE                     1169
Maytag Jan 15 put           OPTION              578592107       17      376     X    SOLE                      376
Maytag July 15 put          OPTION              578592107        3      261     X    SOLE                      261
Maytag October 15 put       OPTION              578592107       59     1468     X    SOLE                     1468
Unocal Oct 65 Put           OPTION              915289102      354     1181     X    SOLE                     1181
USG Corp Aug 40 put         OPTION              903293405       65      380     X    SOLE                      380
USG Corp Aug 42.5 put       OPTION              903293405      101      381     X    SOLE                      381
Energy SelectAug 45 put     OPTION              81369Y506       34      260     X    SOLE                      260